CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Avride SAFE liability and Tranche Right liability (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Proceeds from issuance of SAFE instruments		$ 100.0
Avride Holding Inc
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Proceeds from issuance of SAFE instruments	$ 100.0
Principal amount	$ 75.0
Safe conversion price percentage	80.00%
Fair value of SAFE		101.1
Fair value of Tranche Right liability		$ 1.6